Offerings	Jul. 20, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01
Maximum Aggregate Offering Price	$ 125,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,262.50
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions. Calculated under Section 6(b) of the Securities Act as $0.0001381 times the proposed maximum aggregate offering price. Includes the aggregate offering price of additional shares that the underwriters have the right to purchase from the Registrant, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Underwriter Warrants to purchase Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, underlying Underwriter Warrants
Maximum Aggregate Offering Price	$ 6,875,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 949.44
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions. Calculated under Section 6(b) of the Securities Act as $0.0001381 times the proposed maximum aggregate offering price. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The Underwriter Warrants are exercisable for up to the number of shares of Common Stock equal to 5.0% of the aggregate number of shares of Common Stock sold in this offering (including shares sold upon exercise of the over-allotment option), at a per share exercise price equal to 110% of the public offering price of the shares of Common Stock. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the shares of Common Stock underlying the Underwriter Warrants is $6,875,000, which is equal to 110% of $6,250,000 (5.0% of the proposed maximum aggregate offering price of $125,000,000).